Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000004399
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Without Sales Load [Member] | C000004396
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%		(11.71%)	(1.78%)
Without Sales Load [Member] | C000004398
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%		(12.37%)	(2.52%)
Without Sales Load [Member] | C000004399
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%		(11.48%)	(1.55%)
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	32.35%		12.72%	9.94%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	32.35%		12.72%	9.94%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	32.35%		12.72%	9.94%